Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital - USD ($)	Jun. 30, 2024	Dec. 31, 2023	May 30, 2023	Dec. 31, 2022	Jan. 14, 2022
Ordinary Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized		3,275,000		4,090,000
Issued and paid		219,354		219,354
Carrying Value (in Dollars)		$ 4,685,000		$ 4,685,000
Redeemable Convertible Preferred Shares [Member] | Series A [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	510,000	510,000		510,000
Issued and paid	388,088	388,088		388,088
Carrying Value (in Dollars)	$ 7,307,000	$ 7,307,000		$ 7,307,000
Liquidation Preference (in Dollars)	$ 8,162,000	$ 8,162,000		$ 8,162,000
Redeemable Convertible Preferred Shares [Member] | Series A-1 [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	120,000	120,000		120,000
Issued and paid	91,216	91,216		91,216
Carrying Value (in Dollars)	$ 2,392,000	$ 2,392,000		$ 2,392,000
Liquidation Preference (in Dollars)	$ 2,443,000	$ 2,443,000		$ 2,443,000
Redeemable Convertible Preferred Shares [Member] | Series A-2 [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	200,000	200,000		200,000
Issued and paid	45,458	45,458		45,458	45,458
Carrying Value (in Dollars)	$ 2,264,000	$ 2,264,000		$ 2,264,000
Liquidation Preference (in Dollars)	$ 2,763,000	$ 2,763,000		$ 2,763,000
Redeemable Convertible Preferred Shares [Member] | Series A-3 [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	80,000	80,000		80,000
Issued and paid	63,331	63,331		63,331
Carrying Value (in Dollars)	$ 2,683,000	$ 2,683,000		$ 2,683,000
Liquidation Preference (in Dollars)	$ 2,887,000	$ 2,887,000		$ 2,887,000
Redeemable Convertible Preferred Shares [Member] | Series A-4 [Member]
Redeemable Convertible Preferred Shares and Shareholders’ Equity (Details) - Schedule of Share Capital [Line Items]
Authorized	815,000	815,000
Issued and paid	21,717	21,717	21,717
Carrying Value (in Dollars)	$ 411,000	$ 411,000
Liquidation Preference (in Dollars)	$ 1,076,000	$ 1,076,000